Product revenues, net - Narrative (Details) - USD ($) $ in Millions		1 Months Ended
	Jan. 18, 2022	Jul. 31, 2022	Jan. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
License Agreement, Milestone Payments	$ 205.0
Proceeds From License Agreement	$ 30.0
License Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
License Agreement, Milestone Payments		$ 382.5
Proceeds From License Agreement		$ 55.0
Application Approval
Disclosure of disaggregation of revenue from contracts with customers [line items]
License Agreement, Milestone Payments			$ 50.0